Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2022
Regulatory Matters [Abstract]
Capital Ratios Excluding the Capital Conservation Buffer
The following tables summarize the actual and required capital amounts of the Bank as of year-end.

	Actual		To Be Well Capitalized Under Prompt Corrective Action Regulations
Bank	Amount	Ratio	Amount	Ratio
Tier 1 capital (to average assets)
December 31, 2022	$135,404	11.0%	$110,806	9.0%
December 31, 2021	126,201	10.3	104,387	8.5